Financial Instruments Risk - Schedule of Aging of Receivables (Details) - CAD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	$ 32,465	$ 42,030
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	32,465	42,030
0 – 60 days | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	27,563	36,195
61+ days | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	$ 4,902	$ 5,835